1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

STEPHEN T. COHEN stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3333 Fax

February 26, 2010

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Lord Asset Management Trust
(File Nos. 33-75138 and 811-8348)

Ladies and Gentlemen:

On behalf of Lord Asset Management Trust (the “Trust”), attached for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 23 to the Trust’s registration statement on Form N-1A.

This filing is being made for the purposes of (i) bringing the financial statements and other information up to date under Section 10(a)(3) of the 1933 Act; (ii) filing the required exhibits; (iii) incorporating comments received from Securities and Exchange Commission staff concerning the Trust’s Post-Effective Amendments No. 22 to the Trust’s registration statement under the 1933 Act; and (iv) making other non-material changes to the Prospectus and Statement of Additional Information. We hereby represent that the attached Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3304 or Patrick W.D. Turley at 202.261.3364.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen

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